UMC ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2020
UMC ACQUISITION
Schedule of assets and liabilities

Cash	317,136
Accounts receivable, net of allowances	239,964
Other current assets	2,165
Property and equipment	567,216
Goodwill	3,553,698
Accounts payable	(62,877)
Accrued expenses	(57,553)
Notes payable	(3,259,749)
Total	1,300,000

Schedule of statement of operations

			Pro Forma	Pro Forma
	Renavotio	UMC	Adjustment	Combined
Revenues	$233,249	$3,690,530	$-	$3,923,779
Cost of revenues	117,486	2,408,090	-	2,515,576
Gross profit	115,763	1,282,440	-	1,398,203

Operating expenses
General and administrative	1,677,002	1,151,330	-	2,828,332
Depreciation	-	194,068	-	194,068
Gain on disposition of assets	-	(49,436)	-	(49,436)
Total operating expenses	1,677,002	1,295,962	-	2,972,964

Loss from operations	(1,561,239)	(13,522)	-	(1,574,761)

Other income and (expense)
Interest expense	-	(202,362)	-	(202,362)
Total other expense	-	(202,362)	-	(202,362)

Income tax benefit	(110,901)	-	-	(110,901)

Net loss	$(1,450,338)	$(215,884)	$-	$(1,666,222)

Other comprehensive income
Foreign currency translation adjustment	4,075	-	-	4,075

Comprehensive loss	$(1,446,263)	$(215,884)	$-	$(1,662,147)

Loss per common share – basic and diluted	$(0.02)	$-	$-	$(0.02)

Weighted average shares outstanding
basic and diluted	75,070,205	-	18,571,428	93,641,633